Other Non-Current Assets - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)
Consideration for land use right		$ 11,631
Leasehold land deposit required to be paid		2,326
Leasehold land deposit, current	$ 930	930
Leasehold land deposit, non-current	1,396	1,396
Hutchison MediPharma Limited ("HMPL")
Consideration for land use right	12,000
Leasehold land deposit required to be paid	2,300
Leasehold land deposit, current	900	900
Leasehold land deposit, non-current	$ 1,400	$ 1,400